Business Combinations - Summary of Acquisition Date Fair Value of Each Major Class of Identifiable Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 01, 2021	Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Cash consideration paid			$ 132,331
Consideration payable			16,437
Share issued			184,789
Contingent consideration payable		$ 25,775	25,491	$ 0
Total purchase consideration			359,048
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents			9,564
Accounts receivable			14,852
Working Capital	[1]		(27,137)
Intangible assets: non-contractual customer relationships			85,619
Intangible assets: brands			15,598
Fixed assets			6,769
Tax assets and liabilities			1,698
Other assets and other liabilities			7,718
Net identifiable assets acquired			114,681
Goodwill			244,367
Net assets acquired			359,048
M A M One
Disclosure Of Business Combinations [Line Items]
Cash consideration paid			132,331
Consideration payable			16,437
Share issued			0
Contingent consideration payable			0
Total purchase consideration			148,768
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents			7,868
Accounts receivable			7,170
Working Capital	[1]		(16,729)
Intangible assets: non-contractual customer relationships			50,490
Intangible assets: brands			9,427
Fixed assets			6,746
Tax assets and liabilities			3,253
Other assets and other liabilities			(1,552)
Net identifiable assets acquired			66,673
Goodwill			82,095
Net assets acquired			148,768
M A M Two
Disclosure Of Business Combinations [Line Items]
Cash consideration paid			0
Consideration payable			0
Share issued			184,789
Contingent consideration payable			25,491
Total purchase consideration			210,280
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents			1,696
Accounts receivable			7,682
Working Capital	[1]		(10,408)
Intangible assets: non-contractual customer relationships			35,129
Intangible assets: brands			6,171
Fixed assets			23
Tax assets and liabilities			(1,555)
Other assets and other liabilities			9,270
Net identifiable assets acquired			48,008
Goodwill			162,272
Net assets acquired			$ 210,280

[1]	The majority of working capital assumed from MAM I and MAM II includes current trade accounts payables (suppliers) in addition to client funds payable and other current liabilities offset by short term investments, client funds on deposit and other current financial assets. No contingent liabilities nor indemnification assets were acquired as part of the business combination.